STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows used in operating activities
Net loss for the year	$ (22,837)	$ (24,401)	$ (29,504)
Changes in non-cash working capital items
Prepaid expenses		1,194	(319)
Accounts payable and accrued expenses	5,403	224	(374)
Net cash used in operating activities	(17,434)	(22,983)	(30,197)
Cash flows from investing activities
Cash flows from financing activities
Change in cash during the year	(17,434)	(22,983)	(30,197)
Cash, beginning of year	21,454	44,437	74,634
Cash, end of year	$ 4,020	$ 21,454	$ 44,437